Stock-Based Compensation Plans	6 Months Ended
Jul. 31, 2025
Stock-Based Compensation Plans
Stock-Based Compensation Plans

Note 17 - Stock-Based Compensation Plans

Total estimated stock-based compensation expense recognized in our condensed consolidated statement of operations was as follows:

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2025	2024	2025	2024
Cost of revenues	375	386	692	652
Sales and marketing	1,487	1,768	2,867	2,980
Research and development	679	740	1,219	1,235
General and administrative	1,912	2,614	4,041	4,410
Effect on net income	4,453	5,508	8,819	9,277

Differences between how GAAP and applicable income tax laws treat the amount and timing of recognition of stock-based compensation expense may result in a deferred tax asset. We have recorded a valuation allowance against any such deferred tax asset except for $1.3 million ($1.2 million at January 31, 2025) recognized in the United States and Canada. We realized a $0.1 million tax benefit in connection with stock options exercised during both the three and six month periods ended July 31, 2025, and a nominal tax benefit for both the same periods in fiscal 2025.

Stock Options

As of July 31, 2025, we had 1,617,804 stock options granted and outstanding under our shareholder-approved stock option plan and 1,856,542 remained available for grant.

As of July 31, 2025, $16.9 million of total unrecognized compensation costs related to non-vested stock option awards is expected to be recognized over a weighted average period of 2.9 years. The total fair value of stock options vested during the three and six month periods ended July 31, 2025 was $0.2 million and $0.3 million, respectively.

For the three and six month periods ended July 31, 2025, 50,750 and 382,191 stock options, respectively, were granted compared to 357 and 276,361 stock options for the same periods in fiscal 2025. The weighted average grant-date fair value of stock options granted during the six month periods ended July 31, 2025 and July 31, 2024 was $30.55 per option and $29.83 per option, respectively.

The weighted-average assumptions were as follows:

	Six Months Ended
	July 31,	July 31,
	2025	2024

Expected dividend yield (%)	—	—
Expected volatility (%)	28.3	30.0
Risk-free rate (%)	2.8	3.7
Expected option life (years)	5	5

A summary of option activity under all of our plans is presented as follows:

			Weighted-	Aggregate
	Number of	Weighted-	Average	Intrinsic
	Stock	Average	Remaining	Value
	Options	Exercise	Contractual	(in
	Outstanding	Price	Life (years)	millions)
Balance at January 31, 2025	1,501,901	$61.06	3.8	$91.6
Granted	382,191	$101.20
Exercised	(204,845)	$40.57
Forfeited	(61,292)	$77.35
Expired	(151)	$77.12
Balance at July 31, 2025	1,617,804	$71.73	4.2	$53.4

Vested or expected to vest at July 31, 2025	1,617,804	$71.73	4.2	$53.4

Exercisable at July 31, 2025	903,025	$57.02	2.9	$43.1

The total intrinsic value of stock options exercised during the three and six month periods ended July 31, 2025 was $5.6 million and $12.4 million, compared to $5.3 million and $12.5 million during the same periods of fiscal 2025, respectively.

Performance Share Units

A summary of PSU activity is as follows:

		Weighted-	Weighted-	Aggregate
		Average	Average	Intrinsic
	Number of	Granted	Remaining	Value
	PSUs	Date Fair	Contractual	(in
	Outstanding	Value	Life (years)	millions)
Balance at January 31, 2025	1,008,645	$62.92	4.6	$123.1
Granted	103,558	$120.70
Performance units issued	58,628	$60.81
Exercised	(121,829)	$39.64
Forfeited	(36,734)	$111.17
Balance at July 31, 2025	1,012,268	$69.33	4.9	$106.0

Vested or expected to vest at July 31, 2025	1,012,268	$69.32	4.9	$106.0

Exercisable at July 31, 2025	758,984	$51.52	3.7	$79.5

The aggregate intrinsic value represents the total pre-tax intrinsic value (the aggregate closing share price of our common shares on July 31, 2025) that would have been received by PSU holders if all PSUs had been vested on July 31, 2025.

As of July 31, 2025, $16.2 million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of 2.0 years. The total fair value of PSUs vested during the three and six month periods ended July 31, 2025 was nil and $5.8 million, respectively.

Restricted Share Units

A summary of RSU activity is as follows:

		Weighted-	Weighted-	Aggregate
		Average	Average	Intrinsic
	Number of	Granted	Remaining	Value
	RSUs	Date Fair	Contractual	(in
	Outstanding	Value	Life (years)	millions)
Balance at January 31, 2025	489,689	$48.48	5.0	$59.8
Granted	69,355	$101.07
Exercised	(67,992)	$28.46
Forfeited	(17,053)	$93.91
Balance at July 31, 2025	473,999	$56.71	5.5	$49.6

Vested or expected to vest at July 31, 2025	473,999	$56.71	5.5	$49.6

Exercisable at July 31, 2025	359,621	$45.20	4.4	$37.6

The aggregate intrinsic value represents the total pre-tax intrinsic value (the aggregate closing share price of our common shares on July 31, 2025) that would have been received by RSU holders if all RSUs had been vested on July 31, 2025.

As of July 31, 2025, $8.5 million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of 2.0 years. The total fair value of RSUs vested during both the three and six month periods ended July 31, 2025 was nil.

Deferred Share Unit Plan

As at July 31, 2025, the total number of DSUs held by participating directors was 306,258 (332,473 at January 31, 2025), representing an aggregate accrued liability of $31.6 million ($38.6 million at January 31, 2025). During the six month period ended July 31, 2025, 16,058 DSUs were granted. The fair value of the DSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost (recovery) related to DSUs recognized during the three and six month periods ended July 31, 2025 was ($3.4) million and ($8.7) million, respectively, compared to $3.9 million and $6.3 million for the same periods in fiscal 2025, respectively.

Cash-Settled Restricted Share Unit Plan

A summary of activity under our CRSU plan is as follows:

		Weighted-
		Average
	Number of	Remaining
	CRSUs	Contractual
	Outstanding	Life (years)
Balance at January 31, 2025	12,017	1.7
Granted	9,050
Vested and settled in cash	(3,735)
Forfeited	(148)
Balance at July 31, 2025	17,184	2.1

Non-vested at July 31, 2025	17,184	2.1

We recognize the compensation cost of the CRSUs ratably over the service/vesting period relating to the grant and have recorded an aggregate accrued liability of $0.2 million at July 31, 2025 ($0.2 million at January 31, 2025). As at July 31, 2025, the unrecognized aggregate liability for the unvested CRSUs was $ 1.6 million ($1.2 million at January 31, 2025). The fair value of the CRSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to CRSUs recognized during the three and six month periods ended July 31, 2025 was $0.2 million and $0.4 million, respectively, compared to $0.2 million and $0.4 million for the same periods in fiscal 2025, respectively.